Financial Instruments carried at Fair Value - Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail) - Valuation technique unobservable parameters (Level 3)
€ in Millions
		6 Months Ended	12 Months Ended
		Jun. 30, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Assets [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		€ 74	€ 47
Mortgage and other asset-backed securities		76	81
Total mortgage- and other asset-backed securities		151	128
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		5,138	5,074
Equity securities [Abstract]
Equity securities		836	660
Loans, at fair value [Abstract]
Loans, at Fair Value		8,426	8,184
Loan commitments [Abstract]
Loan commitments (financial instruments)		0	0
Other financial instruments [Abstract]
Other financial instruments		3,036	2,016
Total non-derivative financial instruments held at fair value		17,587	16,062
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives		6,599	4,725
Credit derivatives		2,078	686
Equity derivatives		606	766
FX derivatives		1,686	1,816
Other derivatives		676	1,127
Total market values from derivative financial instruments		11,646	9,120
Liabilities [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		0	0
Mortgage and other asset-backed securities		0	0
Total mortgage- and other asset-backed securities		0	0
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		2,809	1,654
Equity securities [Abstract]
Equity securities		0	0
Loans, at fair value [Abstract]
Loans, at Fair Value		4	49
Loan commitments [Abstract]
Loan commitments (financial instruments)		21	7
Other financial instruments [Abstract]
Other financial instruments		130	112
Total non-derivative financial instruments held at fair value		2,965	1,823
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives		5,261	4,724
Credit derivatives		1,667	827
Equity derivatives		1,380	1,749
FX derivatives		2,213	1,913
Other derivatives	[1]	(193)	388
Total market values from derivative financial instruments		€ 10,328	€ 9,601
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent		0.00%	0.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent		0.00%	0.00%
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent		0.00%	0.00%
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		0.00%	0.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent		0.00%	0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute		183	81
Mortgage and other asset-backed securities, significant unobservable input, absolute		54	85
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute		87	12
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute		149	34
Loan commitments [Abstract]
Loan commitments, significant unobservable input, absolute		105	128
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute		3	2
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		0.00%	0.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute		40	40
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent		60.00%	40.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		0.00%	0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		0.00%	0.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		0.00%	0.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		4.00%	4.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Weighted Average Cost Capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		9.00%	6.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | IRR, in percent [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, percent		7.00%	7.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Repo Rate, in bps [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, absolute		(18)	(27)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute		(16,516)	(80)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		(4.00%)	1.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		0.00%	0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute		5	5
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Loan pricing model | Utilization, in percent [Member]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent		0.00%	0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		0.00%	0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		(1.00%)	(1.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		(90.00%)	(70.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		4.00%	25.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		16.00%	11.00%
Other derivatives, significant unobservable input, percent		1.00%	0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Correlation [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute		88	88
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent			0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		0.00%	0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		0.00%	0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent		(16.00%)	(33.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		0.00%	15.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		30.00%	30.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent		102.00%	114.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent		100.00%	112.00%
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent		595.00%	212.00%
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		270.00%	139.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent		220.00%	275.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute		1,520	1,235
Mortgage and other asset-backed securities, significant unobservable input, absolute		1,500	1,495
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute		601	571
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute		2,100	2,117
Loan commitments [Abstract]
Loan commitments, significant unobservable input, absolute		775	906
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute		28,286	6,630
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		90.00%	85.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute		75	85
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent		76.00%	75.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		40.00%	40.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		12.00%	2.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		20.00%	20.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent		81.00%	27.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		21.00%	24.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Weighted Average Cost Capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		20.00%	20.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | IRR, in percent [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, percent		13.00%	16.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Repo Rate, in bps [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, absolute		330	400
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute		1,287	817
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		7.00%	5.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent		108.00%	101.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute		16	17
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Loan pricing model | Utilization, in percent [Member]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent		100.00%	100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		9.00%	9.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		43.00%	31.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		99.00%	99.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent		100.00%	100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		90.00%	68.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		42.00%	80.00%
Other derivatives, significant unobservable input, percent		99.00%	131.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Correlation [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute		96	91
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent			0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		7.00%	9.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent		6.00%	5.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent		64.00%	59.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent		85.00%	86.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent		80.00%	63.00%
Assets: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		€ 3,729	€ 3,383
Corporate, sovereign and other debt securities (held for trading)		3,729	3,383
Equity securities [Abstract]
Equity securities		181	103
Loans, at fair value [Abstract]
Loans, at Fair Value		5,131	5,188
Assets: Non-Trading mandatory at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		1,286	1,568
Equity securities [Abstract]
Equity securities		655	557
Loans, at fair value [Abstract]
Loans, at Fair Value		755	769
Assets: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Unobservable Input Paramenters [Member]
Loans, at fair value [Abstract]
Loans, at Fair Value			48
Assets: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		0	0
Loans, at fair value [Abstract]
Loans, at Fair Value		96
Assets: At fair value through other comprehensive income [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		123	123
Loans, at fair value [Abstract]
Loans, at Fair Value		2,444	2,179
Liabilities: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		33	33
Equity securities [Abstract]
Equity securities		0	0
Loans, at fair value [Abstract]
Loans, at Fair Value		4	49
Liabilities: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Unobservable Input Paramenters [Member]
Loans, at fair value [Abstract]
Loans, at Fair Value			0
Liabilities: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		2,777	€ 1,621
Loans, at fair value [Abstract]
Loans, at Fair Value		€ 0

[1]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.